EQUITY INVESTMENTS (Tables)	12 Months Ended
Jun. 30, 2020
EQUITY INVESTMENTS
Schedule of long-term investments
The following long-term investments were accounted for under the equity method as of June 30, 2019 and 2020 as indicated:

June 30, 2019	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits	Advance to investee company	Total
Equity method
Beijing Hollycon Medicine & Technology Co., Ltd.	30.00%	$22,456	2,491	—	24,947
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	771	5,054	—	5,825
Beijing IPE Biotechnology Co., Ltd.	22.02%	1,436	1,778	—	3,214
China Techenergy Co., Ltd.	40.00%	—	2,989	—	2,989
Ningbo Hollysys Intelligent Technologies Co., Ltd.	40.00%	4,110	(2,118)	—	1,992
Hunan LingXiang Maglev Technology Co., Ltd.	20.00%	1,456	(268)	—	1,188
Beijing AIRmaker Technology Co., Ltd.	20.00%	146	(23)	—	123
Southcon Development Sdn Bhd.	30.00%	217	(109)	—	108
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	437	(437)	—	—
Beijing Jing Yi Intelligent Technologies Innovation Center Co., Ltd.	46.00%	—	—	—	—

		$31,029	9,357	—	40,386

June 30, 2020	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits	Disposal	Advance to investee company	Total
Equity method
Beijing Hollycon Medicine & Technology Co., Ltd.	30.00%	$21,816	4,069	—	—	25,885
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	749	5,263	—	—	6,012
Beijing IPE Biotechnology Co., Ltd.	22.02%	1,395	—	(1,395)	—	—
China Techenergy Co., Ltd.	40.00%	—	7,919	—	—	7,919
Ningbo Hollysys Intelligent Technologies Co., Ltd.	40.00%	3,993	(3,993)	—		—
Hunan LingXiang Maglev Technology Co., Ltd.	19.00%	1,415	(330)	—	—	1,085
Beijing AIRmaker Technology Co., Ltd.	20.00%	141	(15)	—	—	126
Southcon Development Sdn Bhd.	30.00%	211	(105)	—	—	106
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	424	(424)	—	—	—
Beijing Jing Yi Intelligent Technologies Innovation Center Co., Ltd.	46.00%	—	—	—	—	—
		$30,144	12,384	(1,395)	—	41,133